Quarterly Financial Information - Quarterly Information (Detail) - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Mar. 31, 2020		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020		Mar. 31, 2019		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 1,071		$ 1,124	$ 1,058	$ 1,090		$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 2,327		$ 2,293		$ 4,475		$ 4,005		$ 3,576
Costs and expenses:
Cost of revenue	(535)		(639)	(577)	(559)		(626)	(583)	(531)	(488)	(569)	(1,200)		(1,185)		(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses	(538)	[1]	(408)	(372)	(354)	[1]	(376)	(398)	(343)	(337)	(333)	(917)	[1]	(730)	[1]	(1,510)	[2]	(1,411)	[2]	(1,222)	[2]
Amortization expense	(47)		(48)	(51)	(55)		(54)	(42)	(56)	(55)	(53)	(94)		(109)		(208)		(206)		(201)
Total costs and expenses	(1,120)		(1,095)	(1,000)	(968)		(1,056)	(1,023)	(930)	(880)	(955)	(2,211)		(2,024)		(4,119)		(3,788)		(3,354)
Operating income	(49)		29	58	122		147	16	28	83	90	116		269		356		217		222
Loss on extinguishment of debt	0		0	(4)	0		(3)	0	(7)	(23)	(1)	0		(3)		(7)		(31)		(35)
Interest expense, net	(33)		(34)	(36)	(36)		(36)	(33)	(33)	(36)	(36)	(66)		(72)		(142)		(138)		(149)
Other income (expense)	(4)		19	(16)	29		28	2	394	(6)	4	(9)		57		60		394		(40)
Income (loss) before income taxes	(86)		14	2	115		136	(15)	382	18	57	41		251		267		442		(2)
Income tax (expense) benefit	12		77	12	(48)		(50)	2	(61)	(19)	(52)	7		(98)		(9)		(130)		151
Net (loss) income	(74)		91	14	67		86	(13)	321	(1)	5	48		153		258		312		149
Less: Income attributable to noncontrolling interest	0		(1)	(1)	0		0	(1)	(1)	(2)	(1)	(2)		0		(2)		(5)		(6)
Net (loss) income attributable to Warner Music Group Corp.	(74)		90	13	67		86	(14)	320	(3)	4	46		153		256		307		143
Depreciation expense	$ (14)		$ (18)	$ (15)	$ (14)		$ (14)	$ (14)	$ (15)	$ (14)	$ (12)	$ (38)		$ (28)		$ (61)		$ (55)		$ (50)

[1]	Includes depreciation expense: $ (14) $ (14) $ (38) $ (28)
[2]	Includes depreciation expense of: $ (61) $ (55) $ (50)